Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) (Parentheticals)	Dec. 31, 2018	Dec. 31, 2017	Apr. 14, 2016	Mar. 28, 2012
May 2013 Investor Warrants [Member]
Risk free interest rate, period (Year)	5 years 182 days	5 years 182 days		5 years 182 days
April 2016 Investor Warrants [Member]
Risk free interest rate, period (Year)	2 years 182 days	2 years 182 days	2 years 182 days